JPI
Nuveen Preferred and Income Term Fund
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 144.6% (100.0% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 65.1% (45.0% of Total Investments)
	Automobiles – 1.3%
$8,038	General Motors Financial Co Inc, (3)	5.750%	N/A (4)	BB+	$6,392,662
	Banks – 27.3%
1,990	Bank of America Corp	6.300%	N/A (4)	BBB	2,164,951
1,500	Bank of America Corp	6.100%	N/A (4)	BBB	1,587,900
3,700	Bank of America Corp	6.250%	N/A (4)	BBB	3,856,140
5,840	Bank of America Corp	6.500%	N/A (4)	BBB	6,219,600
2,340	Barclays Bank PLC, 144A	10.179%	6/12/21	BBB+	2,506,840
2,845	CIT Group Inc, (3)	5.800%	N/A (4)	Ba3	2,232,443
9,668	Citigroup Inc	5.950%	N/A (4)	BBB-	9,741,573
6,965	Citigroup Inc	6.300%	N/A (4)	BBB-	6,877,938
3,070	Citigroup Inc, (5)	6.250%	N/A (4)	BBB-	3,284,900
7,235	Citigroup Inc, (3)	5.000%	N/A (4)	BBB-	6,578,822
3,180	Citizens Financial Group Inc	6.375%	N/A (4)	BB+	3,005,100
1,085	Commerzbank AG, 144A, (5)	8.125%	9/19/23	Baa3	1,197,864
452	Farm Credit Bank of Texas	10.000%	N/A (4)	Baa1	470,080
2,121	HSBC Capital Funding Dollar 1 LP, 144A, (3)	10.176%	N/A (4)	Baa2	3,202,710
12,722	JPMorgan Chase & Co, (3)	6.750%	N/A (4)	BBB+	13,658,085
2,780	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.800% spread), (6)	4.487%	N/A (4)	BBB+	2,639,263
7,060	JPMorgan Chase & Co, (5)	5.000%	N/A (4)	BBB+	6,565,800
1,300	JPMorgan Chase & Co	6.100%	N/A (4)	BBB+	1,332,500
2,430	KeyCorp	5.000%	N/A (4)	Baa3	2,235,600
1,905	Lloyds Bank PLC, 144A	12.000%	N/A (4)	Baa3	2,140,435
1,570	M&T Bank Corp	6.450%	N/A (4)	Baa2	1,632,800
1,680	M&T Bank Corp	5.125%	N/A (4)	Baa2	1,693,994
2,284	PNC Financial Services Group Inc	6.750%	N/A (4)	Baa2	2,316,844
2,668	PNC Financial Services Group Inc	5.000%	N/A (4)	Baa2	2,713,569
3,071	Royal Bank of Scotland Group PLC	7.648%	N/A (4)	BBB-	4,233,681
2,980	Truist Financial Corp, (5)	5.050%	N/A (4)	Baa2	2,800,276
11,740	Truist Financial Corp, (5)	4.800%	N/A (4)	Baa2	10,975,256
1,500	USB Realty Corp, (3-Month LIBOR reference rate + 1.147% spread), 144A, (6)	2.366%	N/A (4)	A3	1,177,500

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$4,765	Wachovia Capital Trust III, (3-Month LIBOR reference rate + 0.930% spread), (3), (6)	5.570%	N/A (4)	Baa2	$4,733,456
1,230	Wells Fargo & Co, (5)	7.950%	11/15/29	Baa1	1,578,839
8,418	Wells Fargo & Co, (3)	5.875%	N/A (4)	Baa2	8,986,215
2,701	Wells Fargo & Co	5.900%	N/A (4)	Baa2	2,741,515
1,050	Zions Bancorp NA	5.800%	N/A (4)	BB+	924,000
1,415	Zions Bancorp NA, (5)	7.200%	N/A (4)	BB+	1,384,374
	Total Banks				129,390,863
	Capital Markets – 4.4%
5,540	Charles Schwab Corp	5.375%	N/A (4)	BBB	5,747,750
5,035	Goldman Sachs Group Inc, (3-Month LIBOR reference rate + 3.922% spread), (6)	4.370%	N/A (4)	BBB-	4,676,256
4,402	Goldman Sachs Group Inc, (5)	5.300%	N/A (4)	BBB-	4,479,035
5,760	Goldman Sachs Group Inc	5.500%	N/A (4)	BBB-	5,853,600
	Total Capital Markets				20,756,641
	Commercial Services & Supplies – 0.8%
5,170	AerCap Global Aviation Trust, 144A, (5)	6.500%	6/15/45	BB+	3,774,100
	Consumer Finance – 0.9%
2,980	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (6)	4.150%	N/A (4)	Baa3	2,488,300
2,350	Discover Financial Services	5.500%	N/A (4)	Ba2	1,987,794
	Total Consumer Finance				4,476,094
	Diversified Financial Services – 3.4%
12,700	Compeer Financial ACA, 144A	6.750%	N/A (4)	BB+	12,700,000
3,382	Voya Financial Inc, (5)	6.125%	N/A (4)	BBB-	3,348,180
	Total Diversified Financial Services				16,048,180
	Electric Utilities – 2.0%
2,210	Electricite de France SA, 144A	5.250%	N/A (4)	BBB	2,171,325
6,965	Emera Inc, (5)	6.750%	6/15/76	BB+	7,362,040
	Total Electric Utilities				9,533,365
	Equity Real Estate Investment Trust – 0.9%
4,198	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (4)	BB+	4,210,504
	Food Products – 4.7%
2,360	Dairy Farmers of America Inc, 144A, (3)	7.125%	N/A (4)	BB+	1,947,000
2,370	Land O' Lakes Inc, 144A	7.250%	N/A (4)	BB	2,233,725
12,520	Land O' Lakes Inc, 144A, (3)	8.000%	N/A (4)	BB	11,643,600

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Food Products (continued)
$6,993	Land O' Lakes Inc, 144A	7.000%	N/A (4)	BB	$6,258,735
	Total Food Products				22,083,060
	Independent Power & Renewable Electricity Producers – 0.8%
1,240	AES Gener SA, 144A, (5)	7.125%	3/26/79	BB	1,181,084
2,550	AES Gener SA, 144A, (5)	6.350%	10/07/79	BB	2,377,900
	Total Independent Power & Renewable Electricity Producers				3,558,984
	Industrial Conglomerates – 2.2%
12,882	General Electric Co, (3)	5.000%	N/A (4)	BBB-	10,600,083
	Insurance – 12.5%
1,920	Aegon NV	5.500%	4/11/48	Baa1	1,976,467
1,697	American International Group Inc, (5)	5.750%	4/01/48	Baa2	1,723,761
8,750	Assurant Inc, (5)	7.000%	3/27/48	BB+	8,575,000
13,615	Assured Guaranty Municipal Holdings Inc, 144A, (3), (5)	6.400%	12/15/66	BBB+	11,981,200
1,965	AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	1,719,375
3,700	MetLife Inc, 144A, (5)	9.250%	4/08/38	BBB	4,884,000
1,580	MetLife Inc, (5)	5.875%	N/A (4)	BBB	1,627,400
4,809	Provident Financing Trust I, (5)	7.405%	3/15/38	Baa3	5,289,900
10,990	QBE Insurance Group Ltd, 144A, (3)	7.500%	11/24/43	Baa1	11,841,725
1,650	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	1,792,312
9,600	SBL Holdings Inc, 144A, (3)	7.000%	N/A (4)	BB	6,216,000
1,255	Swiss Re Finance Luxembourg SA, 144A	5.000%	4/02/49	A	1,368,106
	Total Insurance				58,995,246
	Metals & Mining – 0.7%
2,290	BHP Billiton Finance USA Ltd, 144A, (5)	6.250%	10/19/75	BBB+	2,312,900
725	BHP Billiton Finance USA Ltd, 144A, (5)	6.750%	10/19/75	BBB+	810,188
	Total Metals & Mining				3,123,088
	Multi-Utilities – 1.6%
5,460	CenterPoint Energy Inc, (3)	6.125%	N/A (4)	BBB-	4,982,250
2,815	NiSource Inc	5.650%	N/A (4)	BBB-	2,589,800
	Total Multi-Utilities				7,572,050
	Oil, Gas & Consumable Fuels – 0.4%
1,145	MPLX LP, (5)	6.875%	N/A (4)	BB+	823,278

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$1,320	Transcanada Trust	5.500%	9/15/79	BBB	$1,240,800
	Total Oil, Gas & Consumable Fuels				2,064,078
	Trading Companies & Distributors – 0.3%
1,860	AerCap Holdings NV	5.875%	10/10/79	BB+	1,241,550
	U.S. Agency – 0.2%
1,180	Farm Credit Bank of Texas, 144A	6.200%	N/A (4)	BBB+	1,069,375
	Wireless Telecommunication Services – 0.7%
2,735	Vodafone Group PLC	7.000%	4/04/79	BB+	3,128,693
	Total $1,000 Par (or similar) Institutional Preferred (cost $316,889,086)				308,018,616

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 42.4% (29.3% of Total Investments) (7)
	Banks – 32.0%
$1,970	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (4)	Baa2	$2,112,825
4,180	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (4)	BB+	3,798,575
7,285	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (4)	BB+	6,392,587
2,140	Banco Mercantil del Norte SA/Grand Cayman, 144A, (5)	7.625%	N/A (4)	Ba2	1,722,700
4,400	Banco Santander SA, Reg S	7.500%	N/A (4)	Ba1	4,284,500
1,725	Barclays PLC, (5)	8.000%	N/A (4)	BBB-	1,720,688
6,945	Barclays PLC	7.750%	N/A (4)	BBB-	6,701,925
6,330	Barclays PLC, Reg S	7.875%	N/A (4)	BBB-	6,266,700
5,450	BNP Paribas SA, 144A	6.625%	N/A (4)	BBB	5,415,937
950	BNP Paribas SA, 144A	7.000%	N/A (4)	BBB-	990,375
9,140	BNP Paribas SA, Reg S, 144A, (3)	7.375%	N/A (4)	BBB-	9,494,175
6,780	Credit Agricole SA, 144A, (3)	7.875%	N/A (4)	BBB	7,203,750
10,224	Credit Agricole SA, 144A, (3)	8.125%	N/A (4)	BBB	11,348,640
10,376	HSBC Holdings PLC	6.375%	N/A (4)	BBB	10,304,613
2,210	HSBC Holdings PLC, (5)	6.000%	N/A (4)	BBB	2,169,480
3,045	ING Groep NV	6.500%	N/A (4)	BBB	3,019,117
4,780	ING Groep NV, (5)	5.750%	N/A (4)	BBB	4,600,750
2,774	ING Groep NV, Reg S	6.875%	N/A (4)	BBB	2,767,065
4,614	Intesa Sanpaolo SpA, 144A	7.700%	N/A (4)	BB-	4,291,020
12,725	Lloyds Banking Group PLC	7.500%	N/A (4)	Baa3	12,470,500
2,810	Lloyds Banking Group PLC	7.500%	12/27/68	Baa3	2,781,900
3,050	Macquarie Bank Ltd/London, 144A	6.125%	N/A (4)	BB+	2,943,250
3,335	Nordea Bank Abp, 144A	6.625%	N/A (4)	BBB+	3,355,844
5,170	Royal Bank of Scotland Group PLC	8.000%	N/A (4)	BBB-	5,378,092

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$5,105	Royal Bank of Scotland Group PLC	8.625%	N/A (4)	BBB-	$5,207,100
6,163	Societe Generale SA, 144A, (3)	7.875%	N/A (4)	BBB-	6,043,561
3,698	Societe Generale SA, 144A	6.750%	N/A (4)	BB+	3,469,205
2,170	Societe Generale SA, 144A	8.000%	N/A (4)	BB+	2,202,550
1,590	Societe Generale SA, 144A, (5)	7.375%	4/04/69	BB+	1,492,613
4,630	Standard Chartered PLC, 144A	7.500%	N/A (4)	BBB-	4,657,780
1,720	Standard Chartered PLC, 144A	7.750%	N/A (4)	BBB-	1,741,500
5,715	UniCredit SpA, Reg S	8.000%	N/A (4)	BB-	5,177,264
153,199	Total Banks				151,526,581
	Capital Markets – 9.9%
3,832	Credit Suisse Group AG, 144A, (3)	7.500%	N/A (4)	BB+	4,047,550
8,025	Credit Suisse Group AG, 144A, (5)	7.500%	N/A (4)	BB+	8,105,250
5,570	Credit Suisse Group AG, 144A, (5)	6.375%	N/A (4)	BB+	5,486,450
8,121	Credit Suisse Group AG, 144A	7.250%	N/A (4)	BB+	8,100,697
4,735	UBS Group AG, 144A, (5)	7.000%	N/A (4)	BBB	4,870,895
4,080	UBS Group AG, Reg S, (5)	6.875%	N/A (4)	BBB	4,217,700
11,352	UBS Group AG, Reg S	7.000%	2/19/69	BBB	12,173,431
45,715	Total Capital Markets				47,001,973
	Equity Real Estate Investment Trust – 0.5%
2,290	ING Groep NV, Reg S	6.750%	4/16/69	BBB	2,244,200
$201,204	Total Contingent Capital Securities (cost $204,593,050)				200,772,754

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 36.4% (25.2% of Total Investments)
	Banks – 12.7%
32,689	Citigroup Inc	7.125%	BBB-	$893,717
152,500	CoBank ACB, 144A, (3), (8)	6.250%	BBB+	15,402,500
62,728	CoBank ACB, (3), (8)	6.200%	BBB+	6,476,666
177,100	Farm Credit Bank of Texas, 144A, (5), (8)	6.750%	Baa1	17,710,000
119,833	Fifth Third Bancorp	6.625%	Baa3	3,199,541
154,612	Huntington Bancshares Inc/OH	6.250%	Baa3	3,971,983
54,100	KeyCorp	6.125%	Baa3	1,537,522
189,478	Regions Financial Corp	6.375%	BB+	5,131,064
80,200	Regions Financial Corp	5.700%	BB+	2,126,102
103,589	Synovus Financial Corp	5.875%	BB-	2,230,271
64,600	Wells Fargo & Co	4.750%	Baa2	1,542,648
	Total Banks			60,222,014
	Capital Markets – 3.7%
54,600	Goldman Sachs Group Inc	5.500%	Ba1	1,378,650
89,156	Morgan Stanley	7.125%	BBB-	2,425,043

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Capital Markets (continued)
153,300	Morgan Stanley	6.875%	BBB-	$4,140,633
166,900	Morgan Stanley	5.850%	BBB-	4,402,822
164,900	Morgan Stanley	6.375%	BBB-	4,427,565
30,950	State Street Corp	5.350%	Baa1	838,126
	Total Capital Markets			17,612,839
	Consumer Finance – 1.4%
117,026	GMAC Capital Trust I, (5)	6.177%	BB-	2,638,936
196,000	Synchrony Financial	5.625%	BB-	4,084,640
	Total Consumer Finance			6,723,576
	Diversified Financial Services – 3.6%
80,100	AgriBank FCB, (3), (8)	6.875%	BBB+	8,010,000
105,500	Equitable Holdings Inc, (5)	5.250%	BBB-	2,544,660
261,100	Voya Financial Inc, (3)	5.350%	BBB-	6,746,824
	Total Diversified Financial Services			17,301,484
	Diversified Telecommunication Services – 0.4%
77,900	AT&T Inc, (5)	4.750%	BBB	1,792,479
	Food Products – 3.3%
100,400	CHS Inc	7.875%	N/R	2,703,772
166,429	CHS Inc	7.100%	N/R	4,377,083
180,399	CHS Inc	6.750%	N/R	4,567,702
24,000	Dairy Farmers of America Inc, 144A, (8)	7.875%	BB+	2,040,000
20,500	Dairy Farmers of America Inc, 144A, (8)	7.875%	BB+	1,742,500
	Total Food Products			15,431,057
	Insurance – 7.9%
256,300	American Equity Investment Life Holding Co	5.950%	BB	5,953,849
330,543	Aspen Insurance Holdings Ltd, (3)	5.950%	Baa3	7,999,141
62,000	Aspen Insurance Holdings Ltd	5.625%	Baa3	1,480,560
143,100	Athene Holding Ltd, (5)	6.350%	BBB-	3,473,037
108,900	Axis Capital Holdings Ltd	5.500%	BBB	2,681,118
70,700	Delphi Financial Group Inc, (5), (8)	3.582%	BBB	1,555,400
119,500	Enstar Group Ltd, (5)	7.000%	BB+	2,971,965
65,400	Globe Life Inc, (5)	6.125%	BBB+	1,761,876
200,629	Maiden Holdings North America Ltd, (5)	7.750%	N/R	4,215,215
200,600	Reinsurance Group of America Inc, (5)	5.750%	BBB+	5,119,312
	Total Insurance			37,211,473
	Oil, Gas & Consumable Fuels – 1.1%
127,500	NuStar Energy LP	8.500%	B1	2,205,750
68,300	NuStar Energy LP	7.625%	B1	1,099,630

Shares	Description (1)	Coupon	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
111,969	NuStar Logistics LP, (5)	7.953%	B1	$2,136,369
	Total Oil, Gas & Consumable Fuels			5,441,749
	Thrifts & Mortgage Finance – 1.9%
97,066	Federal Agricultural Mortgage Corp	6.000%	N/R	2,461,594
255,237	New York Community Bancorp Inc	6.375%	Ba2	6,368,163
	Total Thrifts & Mortgage Finance			8,829,757
	Trading Companies & Distributors – 0.4%
96,500	Air Lease Corp, (5)	6.150%	BB+	1,738,930
	Total $25 Par (or similar) Retail Preferred (cost $177,529,175)			172,305,358

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 0.7% (0.5% of Total Investments)
	Diversified Financial Services – 0.7%
$6,817	ILFC E-Capital Trust II, 144A, (5)	3.270%	12/21/65	BB+	$3,391,458
$6,817	Total Corporate Bonds (cost $5,194,626)				3,391,458
	Total Long-Term Investments (cost $704,205,937)				684,488,186
	Borrowings – (38.0)% (9), (10)				(179,700,000)
	Reverse Repurchase Agreements – (6.3)% (11)				(30,000,000)
	Other Assets Less Liabilities – (0.3)% (12)				(1,373,241)
	Net Assets Applicable to Common Shares – 100%				$473,414,945
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(240)	6/20	$(33,375,000)	$(31,841,776)	$(1,533,224)	$(22,500)

Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (13)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$45,000,000	Receive	1-Month LIBOR	2.333%	Monthly	7/01/19	10/01/23	7/01/24	$(3,902,012)	$(3,902,012)
Morgan Stanley Capital Services LLC	112,000,000	Receive	1-Month LIBOR	1.928	Monthly	6/01/18	3/01/23	3/01/24	(7,252,656)	(7,252,656)
Total	$157,000,000								$(11,154,668)	$(11,154,668)

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments April 30, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$308,018,616	$ —	$308,018,616
Contingent Capital Securities	—	200,772,754	—	200,772,754
$25 Par (or similar) Retail Preferred	119,368,292	52,937,066	—	172,305,358
Corporate Bonds	—	3,391,458	—	3,391,458
Investments in Derivatives:
Futures Contracts*	(1,533,224)	—	—	(1,533,224)
Interest Rate Swaps*	—	(11,154,668)	—	(11,154,668)
Total	$117,835,068	$553,965,226	$ —	$671,800,294

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $148,950,226.
(4)	Perpetual security. Maturity date is not applicable.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or reverse repurchase agreements. As of the end of the reporting period, investments with a value of $121,586,378 have been pledged as collateral for reverse repurchase agreements.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Borrowings as a percentage of Total Investments is 26.3%.
(10)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $432,880,306 have been pledged as collateral for borrowings.
(11)	Reverse Repurchase Agreements as a percentage of Total Investments is 4.4%.
(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.